Debt - League wide credit facility (Details) - Baseball league wide credit facility - USD ($) $ in Millions	1 Months Ended
	May 31, 2022	Dec. 31, 2013	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
Maximum borrowings			$ 125	$ 125
Interest rate (in percent)				5.70%	1.30%
One month LIBOR
Debt
Interest rate basis		one-month LIBOR
One month LIBOR | Minimum
Debt
Margin/spread on interest rate (in percent)		1.20%
One month LIBOR | Maximum
Debt
Margin/spread on interest rate (in percent)		1.325%
LIBOR
Debt
Interest rate basis		LIBOR
Margin/spread on interest rate (in percent)		1.00%
Federal Funds rate
Debt
Interest rate basis		Federal Funds rate
Margin/spread on interest rate (in percent)		0.50%
Federal Funds Rate
Debt
Interest rate basis		Federal Funds
Margin/spread on interest rate (in percent)		0.50%
Base Rate
Debt
Interest rate basis		Base Rate
Base Rate | Minimum
Debt
Margin/spread on interest rate (in percent)		0.20%
Base Rate | Maximum
Debt
Margin/spread on interest rate (in percent)		0.325%
SOFR
Debt
Interest rate basis	Secured Overnight Financing Rate
Margin/spread on interest rate (in percent)	0.10%